Related Party Transactions (Details) - item						1 Months Ended		12 Months Ended
	May 31, 2017	Dec. 21, 2012	Dec. 21, 2012	Jan. 21, 2012	Jan. 02, 2012	May 31, 2017	Jul. 31, 2016	Dec. 31, 2009	Dec. 31, 2008
EchoStar XVI
Related Party Transaction [Line Items]
Agreement Renewal Option Term			5 years	5 years
TT&C Agreement
Related Party Transaction [Line Items]
Purchase of renewal of agreement					1 year
Number of automatic renewal period					4
Notice period for termination of agreement					12 months
EchoStar | EchoStar XVI
Related Party Transaction [Line Items]
Agreement term from commencement of service date		4 years	4 years
Agreement Renewal Option Term							1 year
Additional term of renewal option	5 years	5 years	5 years			5 years	1 year
EchoStar | Telesat Transponder Agreement
Related Party Transaction [Line Items]
Agreement term								15 years
Agreement term with third party								15 years
Number of DBS transponders available to receive services								32
EchoStar | DISH Nimiq 5 Agreement
Related Party Transaction [Line Items]
Agreement term								10 years
Number of DBS transponders currently used								32
EchoStar | QuetzSat-1 Lease Agreement
Related Party Transaction [Line Items]
Agreement term with third party									10 years
Number of DBS transponders available to receive services									32
Number of DBS transponders currently used									24
EchoStar | TT&C Agreement
Related Party Transaction [Line Items]
Required notice period for termination by the reporting entity.					12 months
Number of automatic renewal period					4